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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Bond Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-CE-BOND-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2018

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–90.56%

Advertising–0.06%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$123,000	$ 124,999

Aerospace & Defense–0.45%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	21,000	21,105
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/2023(b)	46,000	46,057
7.50%, 03/15/2025(b)	62,000	64,331
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	66,000	69,217
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	45,000	46,069
Spirit AeroSystems, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 06/15/2023	229,000	231,332
4.60%, 06/15/2028	315,000	317,890
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	15,000	15,338
6.50%, 05/15/2025	170,000	172,873
		984,212

Agricultural & Farm Machinery–0.04%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	94,000	94,705

Air Freight & Logistics–0.51%

Adani Abbot Point Terminal Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	685,000	630,738
C.H. Robinson Worldwide, Inc., Sr. Unsec. Global Notes, 4.20%, 04/15/2028	469,000	465,193
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	25,000	25,694
		1,121,625

Airlines–5.12%

Air Canada Pass Through Trust (Canada), Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 07/15/2031(b)	414,000	398,311
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 07/15/2027(b)	497,000	478,417
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 07/15/2031(b)	432,000	417,691

	Principal Amount	Value

Airlines–(continued)

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	$405,612	$ 404,913
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	403,737	395,589
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	360,375	359,024
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	476,213	484,434
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	566,990	558,879
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	636,000	622,328
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	425,000	413,898
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.35%, 04/15/2031	793,000	766,497
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	124,796	126,749
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.80%, 04/19/2023	283,000	281,348
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	1,252,495	1,196,132
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	478,355	464,363
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	560,295	576,403

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Airlines–(continued)

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	$500,948	$ 505,382
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	419,000	409,214
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	462,316	443,212
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 09/01/2031	683,000	673,476
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	643,000	630,797
WestJet Airlines Ltd. (Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	623,000	616,568
		11,223,625

Alternative Carriers–0.10%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	60,000	61,728
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	58,000	59,740
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	39,000	37,167
5.38%, 05/01/2025	63,000	61,110
		219,745

Aluminum–0.13%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	212,540
Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	6,000	5,895
6.25%, 08/15/2024(b)	67,000	68,012
		286,447

Apparel Retail–0.10%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	86,000	82,560
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	98,000	100,205
6.75%, 07/01/2036	10,000	9,050
6.88%, 11/01/2035	40,000	36,550
		228,365

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.04%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	$14,000	$ 13,738
4.88%, 05/15/2026(b)	75,000	72,750
		86,488

Asset Management & Custody Banks–1.99%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	1,215,000	1,239,471
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	355,000	352,721
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	1,090,000	1,146,540
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	1,425,000	1,518,270
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	101,000	107,282
		4,364,284

Auto Parts & Equipment–0.06%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	25,000	24,844
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	17,000	17,191
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	45,000	43,087
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	34,000	32,215
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	18,000	17,573
		134,910

Automobile Manufacturers–0.29%

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	532,000	532,521
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	108,000	110,160
		642,681

Automotive Retail–0.96%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	300,000	309,439
5.75%, 05/01/2020	845,000	885,514

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Automotive Retail–(continued)

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	$23,000	$ 22,655
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	44,000	43,670
O’Reilly Automotive, Inc., Sr. Unsec. Global Notes, 4.35%, 06/01/2028	762,000	764,771
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	79,000	78,013
		2,104,062

Brewers–2.63%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.90%, 02/01/2046	1,897,000	1,976,671
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/13/2028	250,000	249,582
4.38%, 04/15/2038	331,000	327,925
4.60%, 04/15/2048	278,000	278,176
4.75%, 04/15/2058	584,000	581,944
8.00%, 11/15/2039	361,000	517,591
Maple Escrow Subsidiary, Inc., Sr. Unsec. Gtd. Notes, 4.06%, 05/25/2023(b)	455,000	458,136
4.42%, 05/25/2025(b)	118,000	119,215
4.60%, 05/25/2028(b)	572,000	573,427
4.99%, 05/25/2038(b)	237,000	240,450
5.09%, 05/25/2048(b)	440,000	443,125
		5,766,242

Broadcasting–0.50%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	12,000	11,310
5.00%, 04/01/2024	50,000	48,688
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	78,000	80,048
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	80,000	80,000
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	51,000	52,469
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	46,000	46,640
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	53,000	51,974
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	59,000	59,959
Vrio Finco 1, LLC/ Vrio Finco 2 Inc. (Brazil), Sr. Sec. Gtd. Notes, 6.25%, 04/04/2023(b)	210,000	212,362
6.88%, 04/04/2028(b)	446,000	449,349
		1,092,799

	Principal Amount	Value

Building Products–0.72%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	$68,000	$ 68,544
James Hardie International Finance DAC (Ireland), Sr. Unsec. Notes, 5.00%, 01/15/2028(b)	400,000	381,392
Owens Corning, Sr. Unsec. Gtd. Global Notes, 4.30%, 07/15/2047	619,000	524,683
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	50,000	47,094
6.00%, 10/15/2025(b)	51,000	51,765
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	538,000	487,428
William Lyon Homes Inc., Sr. Unsec. Notes, 6.00%, 09/01/2023(b)	14,000	14,053
		1,574,959

Cable & Satellite–3.03%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	200,000	197,660
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	70,000	70,700
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	145,000	142,419
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	1,257,000	1,280,052
5.38%, 04/01/2038	275,000	267,826
5.75%, 04/01/2048	345,000	337,828
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	390,000	315,917
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	580,000	709,551
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	85,000	89,968
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2028(b)	558,000	523,125
Sr. Unsec. Notes, 10.88%, 10/15/2025(b)	200,000	232,250
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	165,000	159,498
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	183,000	152,668
7.75%, 07/01/2026	19,000	16,459
7.88%, 09/01/2019	109,000	113,197

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	$99,000	$ 86,811
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	42,000	41,370
7.50%, 04/01/2021	48,000	47,160
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.95%, 04/01/2041	1,193,000	1,364,930
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	49,000	47,530
6.00%, 07/15/2024(b)	50,000	51,375
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	200,000	195,034
Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	200,000	193,750
		6,637,078

Casinos & Gaming–0.21%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	23,000	23,633
6.88%, 05/15/2023	86,000	90,622
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	35,000	36,225
7.75%, 03/15/2022	53,000	58,168
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	85,000	89,462
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	81,000	87,177
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	69,000	67,793
		453,080

Coal & Consumable Fuels–0.02%

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	44,000	44,880

Commodity Chemicals–0.05%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	44,000	44,715
Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	30,000	29,120
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	41,000	41,410
		115,245

	Principal Amount	Value

Communications Equipment–0.11%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	$123,000	$ 123,923
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	62,000	59,210
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	63,000	67,410
		250,543

Construction & Engineering–0.01%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	27,000	25,110

Construction Machinery & Heavy Trucks–0.04%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	44,000	45,100
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	41,000	40,744
		85,844

Construction Materials–0.59%

CRH America Finance, Inc. (Ireland), Sr. Unsec. Gtd. Notes, 3.95%, 04/04/2028(b)	584,000	565,590
4.50%, 04/04/2048(b)	482,000	456,027
Martin Marietta Materials, Inc., Sr. Unsec. Global Notes, 4.25%, 12/15/2047	305,000	270,572
		1,292,189

Consumer Finance–2.03%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	950,000	955,947
4.63%, 03/30/2025	131,000	129,854
5.13%, 09/30/2024	17,000	17,467
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	40,000	43,001
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	450,000	441,437
3.75%, 03/09/2027	1,210,000	1,156,978
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	480,000	467,400
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	30,000	31,837
8.00%, 03/25/2020	65,000	69,290
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	1,135,000	1,125,795
		4,439,006

Copper–0.31%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	80,000	80,550

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Copper–(continued)

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	$108,000	$ 99,900
Lundin Mining Corp. (Chile), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	476,000	503,370
		683,820

Data Processing & Outsourced Services–0.30%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	483,000	454,107
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	37,000	37,102
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	150,000	157,500
		648,709

Distillers & Vintners–0.29%

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 02/15/2023	180,000	176,738
3.60%, 02/15/2028	305,000	292,287
4.10%, 02/15/2048	171,000	155,436
		624,461

Diversified Banks–12.58%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	815,000	784,374
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	1,355,000	1,395,650
Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	765,000	1,049,426
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	305,000	317,648
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	1,130,000	1,200,625
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	1,495,000	1,543,587
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	440,000	463,980
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	250,000	247,500
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	540,000	554,612
Barclays PLC (United Kingdom), Unsec. Sub. Global Notes, 4.84%, 05/09/2028	200,000	189,175

	Principal Amount	Value

Diversified Banks–(continued)

BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	$535,000	$ 527,644
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	708,000	672,671
Citigroup Inc., Sr. Unsec. Global Notes, 2.88%, 07/24/2023	245,000	237,089
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	1,220,000	1,305,806
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	750,000	771,840
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	545,000	565,380
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	450,000	464,378
Commonwealth Bank of Australia (Australia), Unsec. Sub. Notes, 4.32%, 01/10/2048(b)	389,000	358,104
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	210,000	225,750
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	772,000	760,420
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00%(c)	845,000	811,200
Sr. Unsec. Floating Rate Global Notes, 3.33% (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	363,000	361,959
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	500,000	508,475
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	214,000	211,369
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	720,000	719,424
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	1,170,000	1,171,707
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	395,000	369,291
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	910,000	884,252
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	515,000	486,724
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	535,000	540,350
Series W, Jr. Unsec. Sub. Floating Rate Global Notes, 3.34% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	790,000	712,975
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	545,000	504,376

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	$775,000	$ 772,094
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Notes, 3.50%, 05/15/2023	894,000	872,265
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	100,000	101,619
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	295,000	305,325
6.75%(b)(c)	650,000	618,963
Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75%(b)(c)	255,000	264,881
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	300,000	289,773
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	1,840,000	1,960,484
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	375,000	369,306
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	634,000	651,765
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	505,000	441,477
		27,565,713

Diversified Capital Markets–1.06%

Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	519,000	514,212
Credit Suisse Group AG (Switzerland), Sr. Unsec. Notes, 3.87%, 01/12/2029(b)	324,000	305,420
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	515,000	497,694
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	530,000	487,600
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	498,000	524,187
		2,329,113

Diversified Chemicals–0.27%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	44,000	46,267
7.00%, 05/15/2025	20,000	21,550
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	519,000	500,090

	Principal Amount	Value

Diversified Chemicals–(continued)

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$27,000	$ 26,797
		594,704

Diversified Metals & Mining–0.07%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	55,000	58,025
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	64,000	64,980
Sr. Unsec. Notes, 6.13%, 10/01/2035	32,000	33,200
		156,205

Diversified REITs–0.98%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	32,000	32,120
5.38%, 03/15/2027	36,000	36,360
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	447,000	437,028
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	881,000	883,643
5.25%, 01/30/2026(b)	764,000	756,750
		2,145,901

Diversified Support Services–0.01%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	25,000	25,198

Drug Retail–1.12%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	957,936	1,028,915
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,339,665	1,428,511
		2,457,426

Electric Utilities–1.82%

Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	1,755,000	1,826,707
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	278,000	275,666
FirstEnergy Corp., Series B, Sr. Unsec. Global Notes, 3.90%, 07/15/2027	387,000	379,821
Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	326,000	339,570
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	300,000	295,189

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	$833,000	$ 862,719
		3,979,672

Electrical Components & Equipment–0.04%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	95,000	94,288

Electronic Equipment & Instruments–0.02%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	47,000	45,238

Electronic Manufacturing Services–0.07%

Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	150,000	143,451

Environmental & Facilities Services–0.10%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	40,000	40,100
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	60,000	57,900
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	66,000	64,185
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	38,000	36,765
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	12,000	11,490
		210,440

Financial Exchanges & Data–1.53%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,080,000	1,135,128
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	40,000	39,940
4.88%, 02/15/2024	1,575,000	1,662,330
5.25%, 07/15/2044	425,000	484,672
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	35,000	35,525
		3,357,595

Food Distributors–0.05%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	100,000	102,250

Food Retail–0.06%

Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	72,000	68,062
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	64,000	64,000
		132,062

	Principal Amount	Value

Gas Utilities–0.11%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	$98,000	$ 97,510
5.88%, 08/20/2026	28,000	27,370
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	37,000	34,503
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	90,000	87,138
		246,521

General Merchandise Stores–0.21%

Dollar Tree, Inc., Sr. Unsec. Global Notes, 4.20%, 05/15/2028	465,000	457,763

Health Care Equipment–0.11%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	61,000	59,780
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	187,000	176,481
		236,261

Health Care Facilities–0.58%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	35,000	36,400
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	40,000	37,788
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	65,000	60,937
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	16,935	8,976
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	45,000	46,125
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	125,000	131,250
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	250,000	261,875
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	126,000	126,945
5.50%, 06/15/2047	272,000	254,320
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	50,000	49,250
5.88%, 02/15/2026	30,000	30,263
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	40,000	38,750
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	11,000	11,041
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	11,000	11,566
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	95,000	94,762
8.13%, 04/01/2022	60,000	62,926
		1,263,174

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Health Care REITs–1.41%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	$994,000	$ 1,002,211
4.25%, 11/15/2023	525,000	531,068
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	91,000	85,773
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	310,000	302,889
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	1,090,000	1,177,131
		3,099,072

Health Care Services–1.81%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	40,000	39,200
CVS Health Corp., Sr. Unsec. Global Notes, 3.70%, 03/09/2023	708,000	706,735
4.30%, 03/25/2028	1,234,000	1,227,100
4.78%, 03/25/2038	415,000	412,962
5.05%, 03/25/2048	599,000	613,480
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	67,000	63,670
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	52,000	52,790
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	21,000	22,264
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	591,000	561,076
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	51,000	50,681
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	45,000	44,438
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	105,000	109,200
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	22,000	20,625
8.88%, 04/15/2021(b)	10,000	10,300
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	45,000	39,150
		3,973,671

Home Entertainment Software–0.27%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	575,000	584,233

	Principal Amount	Value

Home Improvement Retail–0.04%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	$90,000	$ 87,075

Homebuilding–0.90%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	34,000	32,767
6.88%, 02/15/2021(b)	60,000	60,750
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2027	8,000	7,121
6.75%, 03/15/2025	60,000	58,500
8.75%, 03/15/2022	40,000	42,900
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	30,000	32,400
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	40,000	39,954
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026(b)	21,000	20,570
5.38%, 10/01/2022(b)	70,000	72,100
8.38%, 01/15/2021(b)	8,000	8,840
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,643,000	1,484,861
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	25,000	26,437
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	31,000	30,264
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	57,000	57,855
		1,975,319

Hotel & Resort REITs–0.28%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	105,000	104,576
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	510,000	511,546
		616,122

Hotels, Resorts & Cruise Lines–0.31%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	80,000	83,824
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	623,000	585,086
		668,910

Household Products–0.10%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	58,146	58,510
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	21,000	20,659
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	61,000	62,712

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Household Products–(continued)

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	$40,000	$ 39,800
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	46,000	46,888
		228,569

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	123,000	124,845
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	24,000	22,950
5.50%, 02/01/2024	14,000	12,793
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	31,000	32,162
6.63%, 01/15/2027	16,000	16,600
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	30,000	31,587
		240,937

Industrial Conglomerates–0.19%

ALFA, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	412,000	410,356

Industrial Machinery–0.06%

Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	91,000	94,071
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	40,000	39,500
		133,571

Insurance Brokers–0.01%

HUB International Ltd., Sr. Unsec. Notes, 7.00%, 05/01/2026(b)	22,000	22,063

Integrated Oil & Gas–1.38%

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	70,000	62,797
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.38%, 03/13/2022	558,000	573,295
6.50%, 03/13/2027	308,000	313,713
6.88%, 08/04/2026	21,000	22,206
Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(b)	1,079,000	1,018,576
Sr. Unsec. Notes, 6.35%, 02/12/2048(b)	1,143,000	1,041,159
		3,031,746

	Principal Amount	Value

Integrated Telecommunication Services–3.66%

Altice France S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	$200,000	$ 199,500
AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	416,000	396,851
4.75%, 05/15/2046	606,000	559,780
5.15%, 03/15/2042	1,070,000	1,055,902
5.25%, 03/01/2037	475,000	484,055
5.70%, 03/01/2057	490,000	508,467
Sr. Unsec. Notes, 4.45%, 04/01/2024	365,000	373,906
5.15%, 02/15/2050(b)	1,281,000	1,245,193
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	41,000	36,900
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	79,000	71,495
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	48,000	51,240
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	880,000	928,027
7.05%, 06/20/2036	1,165,000	1,440,403
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	307,000	265,215
4.81%, 03/15/2039	413,000	404,104
		8,021,038

Internet & Direct Marketing Retail–0.73%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	1,692,000	1,608,616

Internet Software & Services–0.87%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 4.20%, 12/06/2047	295,000	279,053
4.40%, 12/06/2057	290,000	273,242
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	56,000	57,120
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.99%, 01/19/2023(b)	298,000	291,388
3.60%, 01/19/2028(b)	620,000	594,106
3.93%, 01/19/2038(b)	448,000	420,241
		1,915,150

Investment Banking & Brokerage–2.72%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	564,000	610,320
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	862,000	854,354

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	$575,000	$ 560,625
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	565,000	596,129
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	1,060,000	1,072,504
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	310,000	372,505
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	495,000	471,982
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	552,000	498,779
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	885,000	928,797
		5,965,995

IT Consulting & Other Services–0.16%

DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	340,000	351,098

Leisure Facilities–0.06%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	55,000	55,413
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	69,000	66,757
		122,170

Leisure Products–0.30%

Mattel, Inc., Sr. Unsec. Global Notes, 2.35%, 05/06/2019	534,000	535,495
5.45%, 11/01/2041	21,000	16,953
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	88,000	86,064
Sr. Unsec. Notes, 6.20%, 10/01/2040	12,000	10,378
		648,890

Life & Health Insurance–3.69%

Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	970,000	915,794
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	545,000	515,025
Global Atlantic Financial Group Ltd., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	950,000	1,068,559

	Principal Amount	Value

Life & Health Insurance–(continued)

Great-West Lifeco Finance 2018 L.P. (Canada), Sr. Unsec. Gtd. Notes, 4.58%, 05/17/2048(b)	$300,000	$ 306,588
Hanwha Life Insurance Co., Ltd. (South Korea), Unsec. Sub. Notes, 4.70%, 04/23/2048(b)	695,000	674,159
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	390,000	369,974
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	910,000	928,200
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	680,000	692,757
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	1,645,000	1,728,513
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	430,000	384,052
Prudential Financial, Inc., Sr. Unsec. Global Notes, 3.91%, 12/07/2047	549,000	504,258
		8,087,879

Life Sciences Tools & Services–0.01%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	17,000	17,106

Managed Health Care–0.49%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	30,000	29,887
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	435,000	448,942
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	32,000	30,560
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	483,000	485,293
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	75,000	75,000
		1,069,682

Metal & Glass Containers–0.08%

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	85,000	86,912
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	25,000	25,844
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	38,000	38,713
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	14,000	13,195
		164,664

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Movies & Entertainment–0.74%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$55,000	$ 53,969
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	685,000	686,949
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	850,000	874,571
		1,615,489

Multi-Line Insurance–2.02%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	272,000	257,522
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	635,000	620,166
4.50%, 07/16/2044	1,485,000	1,398,810
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 4.85%, 04/17/2028(b)	415,000	412,769
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	425,000	433,320
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	830,000	866,389
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	415,000	438,829
		4,427,805

Multi-Utilities–0.29%

Sempra Energy, Sr. Unsec. Global Notes, 2.90%, 02/01/2023	271,000	264,850
3.80%, 02/01/2038	402,000	373,866
		638,716

Office REITs–0.37%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	550,000	537,085
Hudson Pacific Properties, LP, Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	299,000	282,536
		819,621

Office Services & Supplies–0.54%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/2021	805,000	746,637
4.70%, 04/01/2023	496,000	445,160
		1,191,797

Oil & Gas Drilling–0.10%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	2,000	1,673
7.75%, 02/01/2026	59,000	56,419

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	$43,000	$ 40,527
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	54,000	51,030
6.50%, 12/15/2021	15,000	15,378
7.75%, 12/15/2023	9,000	9,562
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	50,000	46,375
		220,964

Oil & Gas Equipment & Services–0.28%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	25,000	25,094
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec. Global Notes, 3.34%, 12/15/2027	510,000	479,498
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	50,000	51,000
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	50,000	39,125
8.25%, 06/15/2023	20,000	19,450
		614,167

Oil & Gas Exploration & Production–0.65%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	77,000	78,540
Ascent Resources Utica Holdings, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	56,000	60,620
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	47,000	41,712
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	53,000	53,729
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	103,000	103,782
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	75,000	73,435
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	33,000	29,288
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	41,000	40,795

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	$48,000	$ 45,360
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	31,000	30,690
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	66,000	70,042
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	90,000	91,462
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	88,000	91,080
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	22,000	21,643
5.63%, 03/01/2026	21,000	20,134
Sr. Unsec. Notes, 6.88%, 03/01/2021	58,000	61,770
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	50,000	47,250
5.88%, 07/01/2022	43,000	43,537
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	69,000	71,156
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	45,000	45,900
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/2022	34,000	33,150
7.50%, 04/01/2026	39,000	40,561
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	86,000	87,935
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	78,000	80,047
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	58,000	57,710
		1,421,328

Oil & Gas Refining & Marketing–0.05%

Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	43,000	42,678
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	67,000	64,153
		106,831

Oil & Gas Storage & Transportation–5.45%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	431,000	405,218

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	$128,000	$ 137,057
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	84,000	82,740
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	107,000	111,280
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Global Notes, 4.65%, 06/01/2021	324,000	333,810
Sr. Unsec. Gtd. Notes, 4.75%, 01/15/2026	637,000	637,256
5.15%, 03/15/2045	725,000	653,756
5.30%, 04/15/2047	651,000	602,885
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	242,000	227,668
Enterprise Products Operating LLC, Series A, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 6.07% (3 mo. USD LIBOR + 3.71%), 08/01/2066(d)	300,000	301,125
Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	665,000	636,738
Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	100,000	124,435
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	840,000	808,329
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	23,000	23,058
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	516,000	519,380
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.80%, 08/01/2031	261,000	324,222
MPLX LP, Sr. Unsec. Global Notes, 4.00%, 03/15/2028	175,000	169,483
4.70%, 04/15/2048	603,000	580,146
4.90%, 04/15/2058	215,000	199,266
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	292,000	284,598
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	170,000	170,425
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	2,130,000	2,044,800
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	84,000	89,902
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	50,000	47,500

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	$47,000	$ 46,530
5.25%, 05/01/2023	855,000	863,550
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	28,000	28,166
Western Gas Partners, LP, Sr. Unsec. Notes, 5.30%, 03/01/2048	195,000	190,870
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	85,000	85,744
Sr. Unsec. Notes, 7.88%, 09/01/2021	31,000	34,883
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	729,000	726,790
Sr. Unsec. Notes, 4.13%, 11/15/2020	447,000	454,433
		11,946,043

Other Diversified Financial Services–0.47%

ILFC E-Capital Trust II, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 4.89% (30 yr. U.S. Treasury Yield Curve Rate + 1.80%), 12/21/2065(b)(d)	300,000	287,625
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	43,000	43,215
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	47,000	45,355
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 3.00%, 07/15/2022(b)	474,000	460,290
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Gtd. Notes, 0.00%, 12/05/2022(b)(f)	200,000	180,350
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	17,000	17,648
		1,034,483

Packaged Foods & Meats–0.11%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	35,000	32,988
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	60,000	56,250
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	41,000	40,487
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	100,000	102,815
		232,540

	Principal Amount	Value

Paper Packaging–0.02%

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	$55,000	$ 52,800

Paper Products–0.02%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	20,000	20,600
7.75%, 12/01/2022	5,000	5,256
Sr. Unsec. Notes, 5.50%, 01/15/2026(b)	17,000	16,703
		42,559

Pharmaceuticals–0.14%

Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	50,000	47,645
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 6.00%, 04/15/2024	33,000	32,707
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	35,000	34,475
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	93,000	92,512
5.88%, 05/15/2023(b)	20,000	19,075
6.13%, 04/15/2025(b)	40,000	37,150
7.25%, 07/15/2022(b)	45,000	45,796
		309,360

Property & Casualty Insurance–0.85%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	275,000	274,409
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	312,000	332,330
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	530,000	634,675
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	600,000	631,594
		1,873,008

Publishing–0.05%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	110,000	111,375

Railroads–0.42%

CSX Corp., Sr. Unsec. Global Notes, 4.30%, 03/01/2048	179,000	174,233
4.65%, 03/01/2068	662,000	634,646
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	103,000	105,415
		914,294

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Regional Banks–0.94%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$42,000	$ 42,787
5.00%, 08/01/2023	60,000	60,750
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	11,000	11,275
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	660,000	672,953
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	340,000	380,384
Huntington Bancshares, Inc., Series E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	263,000	261,001
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	279,000	275,861
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	370,000	357,505
		2,062,516

Reinsurance–0.16%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	339,000	351,599

Residential REITs–0.43%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	940,000	942,505

Restaurants–0.29%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	172,000	163,830
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	200,000	200,240
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	44,000	44,110
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	34,000	35,572
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	173,000	159,912
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	23,000	21,678
		625,342

Retail REITs–0.40%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	291,000	279,497
Realty Income Corp., Sr. Unsec. Notes, 3.25%, 10/15/2022	600,000	592,958
		872,455

	Principal Amount	Value

Security & Alarm Services–0.02%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	$40,000	$ 36,100

Semiconductor Equipment–0.01%

Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	26,000	25,058

Semiconductors–2.06%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	445,000	432,107
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.00%, 01/15/2022	1,045,000	1,020,115
3.50%, 01/15/2028	1,025,000	945,124
3.88%, 01/15/2027	1,086,000	1,036,581
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	63,000	65,857
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 3.88%, 09/01/2022(b)	806,000	802,474
4.63%, 06/01/2023(b)	200,000	204,460
		4,506,718

Sovereign Debt–0.76%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	777,000	786,324
Sr. Unsec. Global Notes, 4.63%, 01/11/2023	211,000	192,250
Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	200,000	193,800
Oman Government International Bond (Oman), Sr. Unsec. Notes, 4.13%, 01/17/2023(b)	510,000	492,429
		1,664,803

Specialized Consumer Services–0.06%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	27,000	26,224
Sr. Unsec. Notes, 7.45%, 08/15/2027	91,000	96,687
		122,911

Specialized Finance–4.15%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	3,793,000	3,982,650
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/26/2022	264,000	259,381
4.63%, 10/30/2020	150,000	153,624
5.00%, 10/01/2021	230,000	238,867

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Specialized Finance–(continued)

Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	$394,000	$ 377,115
3.38%, 06/01/2021	825,000	822,518
3.63%, 12/01/2027	410,000	381,143
3.88%, 04/01/2021	995,000	1,006,467
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	15,000	16,069
Sr. Unsec. Notes, 5.00%, 04/01/2023	108,000	110,700
Aviation Capital Group LLC, Sr. Unsec. Notes, 3.50%, 11/01/2027(b)	1,310,000	1,221,863
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	515,000	526,318
		9,096,715

Specialized REITs–0.91%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	1,215,000	1,246,408
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	114,000	116,422
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	50,000	49,750
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	38,000	39,378
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	18,000	17,797
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	46,000	43,930
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	83,000	78,850
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	328,000	326,368
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	89,000	83,437
		2,002,340

Specialty Chemicals–0.17%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	40,000	40,250
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	148,500
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	81,000	78,064
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	66,000	67,237

	Principal Amount	Value

Specialty Chemicals–(continued)

PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	$42,000	$ 44,363
		378,414

Steel–0.12%

Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	72,000	68,985
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	75,000	76,350
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	109,000	112,019
		257,354

Technology Distributors–0.23%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	485,000	481,063
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	16,000	15,885
		496,948

Technology Hardware, Storage & Peripherals–1.23%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	255,000	262,200
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	1,286,000	1,358,421
8.35%, 07/15/2046(b)	752,000	914,173
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	115,000	123,594
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	43,000	42,086
		2,700,474

Thrifts & Mortgage Finance–0.11%

Nationwide Building Society (United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	250,000	230,656

Tobacco–1.01%

BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.76%, 08/15/2022(b)	682,000	657,834
3.22%, 08/15/2024(b)	445,000	425,566
3.56%, 08/15/2027(b)	643,000	605,919
Philip Morris International Inc., Sr. Unsec. Global Notes, 2.50%, 11/02/2022	550,000	530,426
		2,219,745

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–0.14%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	$79,000	$ 76,729
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	96,000	95,160
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	63,000	67,882
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	42,000	42,683
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	20,000	19,850
		302,304

Trucking–0.40%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	27,000	25,076
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	170,000	168,725
4.50%, 08/01/2022(b)	233,000	223,098
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.90%, 02/01/2024(b)	469,000	469,874
		886,773

Wireless Telecommunication Services–3.27%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	620,000	610,534
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	565,000	673,856
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	9,000	8,460
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Bonds, 6.63%, 04/24/2028(b)	779,000	763,693
Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)	561,000	553,286
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	60,000	62,865
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	86,000	89,225
7.63%, 02/15/2025	46,000	47,495
7.88%, 09/15/2023	167,000	175,684
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec. Gtd. First Lien Notes, 4.74%, 03/20/2025(b)	922,000	918,589
5.15%, 03/20/2028(b)	1,587,000	1,585,016
Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	1,047,375	1,042,138

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	$83,000	$ 86,839
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	83,000	86,934
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 4.38%, 05/30/2028	260,000	258,411
5.25%, 05/30/2048	192,000	194,375
		7,157,400
Total U.S. Dollar Denominated Bonds & Notes (Cost $198,504,148)		198,449,330

	Shares

Preferred Stocks–3.54%

Diversified Banks–1.35%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	2,344	2,946,408

Investment Banking & Brokerage–1.59%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	519,600
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,856,400
Morgan Stanley, Series F, 6.88% Pfd.	40,000	1,102,800
		3,478,800

Regional Banks–0.43%

CIT Group Inc., Series A, 5.80% Pfd.	10,000	9,963
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	822,000
SunTrust Banks, Inc., Series G, 5.05% Pfd.	121,000	119,336
		951,299

Reinsurance–0.17%

Reinsurance Group of America, Inc., 6.20% Pfd.	14,000	381,080
Total Preferred Stocks (Cost $7,358,731)		7,757,587

	Principal Amount

U.S. Treasury Securities–1.58%

U.S. Treasury Bills–0.10%(g)(h)

0.00%, 07/26/2018	$15,000	14,959
1.59%, 07/26/2018	125,000	124,659
1.74%, 07/26/2018	70,000	69,809
		209,427

U.S. Treasury Notes–0.61%

2.75%, 05/31/2023	181,100	181,648
2.88%, 05/31/2025	902,000	906,616

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)

2.88%, 05/15/2028	$240,000	$ 240,511
		1,328,775

U.S. Treasury Bonds–0.87%

3.00%, 02/15/2048	1,921,000	1,914,209
Total U.S. Treasury Securities (Cost $3,394,612)		3,452,411

Asset-Backed Securities–0.40%

DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	217,688	218,445
Wendys Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)	668,325	656,429
Total Asset-Backed Securities (Cost $891,965)		874,874

Municipal Obligations–0.17%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $319,500)	300,000	376,815

	Principal Amount		Value

Non-U.S.Dollar Denominated Bonds & Notes–0.10%(i)

Diversified Chemicals–0.05%

Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	100,000	$ 115,750

Packaged Foods & Meats–0.05%

Darling Global Finance B.V., Sr. Unsec. Gtd. Bonds, 3.63%, 05/15/2026(b)	EUR	100,000	117,647
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $240,180) 233,397

	Shares

Money Market Funds–2.62%

Invesco Government & Agency Portfolio –Institutional Class, 1.64% (j)		2,008,455	2,008,455
Invesco Liquid Assets Portfolio –Institutional Class, 1.86% (j)		1,434,348	1,434,635
Invesco Treasury Portfolio –Institutional Class, 1.64% (j)		2,295,378	2,295,378
Total Money Market Funds (Cost $5,738,444)			5,738,468
TOTAL INVESTMENTS IN SECURITIES–98.97% (Cost $216,447,580)			216,882,882
OTHER ASSETS LESS LIABILITIES–1.03%			2,255,607
NET ASSETS–100.00%			$219,138,489

Investment Abbreviations:

Conv.	—	Convertible	RB	—	Revenue Bonds

Ctfs.	—	Certificates	REGS	—	Regulation S

Deb.	—	Debentures	REIT	—	Real Estate Investment Trust

Gtd.	—	Guaranteed	Sec.	—	Secured

Jr.	—	Junior	Sr.	—	Senior

LIBOR	—	London Interbank Offered Rate	Sub.	—	Subordinated

Pfd.	—	Preferred	Unsec.	—	Unsecured

PIK	—	Pay-in-Kind	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $67,368,156, which represented 30.74% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	19	September-2018	$4,032,453	$11,537	$ 11,537
U.S. Treasury 10 Year Notes	60	September-2018	7,226,250	81,888	81,888
U.S. Treasury 30 Years Notes	65	September-2018	9,433,125	244,048	244,048
Subtotal – Long Futures Contracts				337,473	337,473
Short Futures Contracts
U.S. Treasury 5 Year Notes	25	September-2018	(2,847,265)	(18,419)	(18,419)
U.S. Treasury 10 Year Ultra Bonds	41	September-2018	(5,262,094)	(69,922)	(69,922)
U.S. Treasury Ultra Bonds	14	September-2018	(2,233,000)	(56,142)	(56,142)
Subtotal – Short Futures Contracts				(144,483)	(144,483)
Total Futures Contracts – Interest Rate Risk				$192,990	$ 192,990

Open Forward Foreign Currency Contracts—Currency Risk
Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
08/31/2018	Goldman Sachs International	EUR	100,000	USD	122,441	$4,687

Abbreviations:

EUR	—	Euro
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                    Invesco Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Bond Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

G.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

H.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$198,449,330	$—	$198,449,330
Preferred Stocks	7,628,288	129,299	—	7,757,587
U.S. Treasury Securities	—	3,452,411	—	3,452,411
Asset-Backed Securities	—	874,874	—	874,874
Municipal Obligations	—	376,815	—	376,815
Non-U.S. Dollar Denominated Bonds & Notes	—	233,397	—	233,397
Money Market Funds	5,738,468	—	—	5,738,468
Total Investments in Securities	13,366,756	203,516,126	—	216,882,882
Other Investments – Assets*
Forward Foreign Currency Contracts	—	4,687	—	4,687
Futures Contracts	337,473	—	—	337,473
	337,473	4,687	—	342,160
Other Investments – Liabilities*
Futures Contracts	(144,483)	—	—	(144,483)
Total Other Investments	192,990	4,687	—	197,677
Total Investments	$13,559,746	$203,520,813	$—	$217,080,559

* Unrealized appreciation (depreciation).

                    Invesco Bond Fund

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.